Capital Stock - Temporary equity (Details) - Forge Nano, Inc. - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital Stock
Preferred stock, shares issued (in shares)	2,015,673	1,925,348	1,868,529	1,676,528	1,594,215
Temporary Equity, Shares Outstanding (in shares)	2,015,673	1,925,348		1,676,528
Preferred stock, additional paid in capital	$ 151,777	$ 136,538	$ 126,097	$ 88,347	$ 82,150
Preferred stock, par value per share	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	4,663,753	4,663,753		1,931,849
Series A
Capital Stock
Preferred stock, shares issued (in shares)	858,410	858,410		858,410
Preferred stock, additional paid in capital	$ 31,235	$ 31,235		$ 31,235
Preferred stock, par value per share	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	858,410	858,410		858,410
Series B
Capital Stock
Preferred stock, shares issued (in shares)	130,939	130,939		130,939
Preferred stock, additional paid in capital	$ 7,070	$ 7,070		$ 7,070
Preferred stock, par value per share	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	130,939	130,939		130,939
Series C
Capital Stock
Preferred stock, shares issued (in shares)	687,179	687,179		687,179
Preferred stock, additional paid in capital	$ 50,042	$ 50,042		$ 50,042
Preferred stock, par value per share	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	687,179	942,500		942,500
Series D
Capital Stock
Preferred stock, shares issued (in shares)	339,145	248,820
Preferred stock, additional paid in capital	$ 63,430	$ 48,191
Preferred stock, par value per share	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	527,688	527,688		527,688